Borrowings	12 Months Ended
Dec. 31, 2013
BORROWINGS [Abstact]
BORROWINGS
NOTE 11: BORROWINGS
Borrowings consist of the following:

Navios Holdings loans	December 31, 2013	December 31, 2012
Loan Facility HSH Nordbank and Commerzbank A.G.	$ —	$ 41,659
Revolver Facility HSH Nordbank and Commerzbank A.G.	—	4,428
Commerzbank A.G.	66,086	71,706
Loan Facility Credit Agricole Bank ($130,000)	—	30,308
Loan Facility Credit Agricole ($75,000)	—	32,000
Loan Facility Credit Agricole ($40,000)	26,112	32,700
Loan Facility Credit Agricole ($23,000)	18,841	20,203
Loan Facility Credit Agricole ($23,000)	19,350	20,750
Loan DNB NOR Bank ($40,000)	—	30,394
Loan Facility DVB Bank SE ($42,000)	36,801	39,325
Loan Facility Credit Agricole ($22,500)	11,250	—
Loan Facility DVB ($40,000)	39,125	—
8.125% Senior notes due 2019	350,000	350,000
2022 Notes	650,000	—
2017 Notes	—	488,000
Total Navios Holdings loans	$ 1,217,565	$ 1,161,473

Navios Logistics loans	December 31, 2013	December 31, 2012
Senior notes	$ 290,000	$ 200,000
Other long-term loans	528	598
Total Navios Logistics loans	$ 290,528	$ 200,598

Total loans	December 31, 2013	December 31, 2012
Total borrowings	$ 1,508,093	$ 1,362,071
Plus: unamortized premium	3,156	—
Less: unamortized discount	—	(3,859)
Less: current portion	(19,261)	(33,095)
Total long-term borrowings	$ 1,491,988	$ 1,325,117

Navios Holdings loans

Senior Notes

In December 2006, the Company issued $300,000 in senior notes at a fixed rate of 9.5% due on December 15, 2014 (the “2014 Notes”). On January 28, 2011, Navios Holdings and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “2019 Co - Issuers”) completed the sale of $350,000 of 8.125% Senior Notes due 2019 (the “2019 Notes”). The net proceeds from the sale of the 2019 Notes were used to redeem any and all of Navios Holdings' outstanding 2014 Notes and pay related transaction fees and expenses and for general corporate purposes. The effect of this transaction was the recognition of a $21,199 loss in the statement of income under “Loss on bond and debt extinguishment”, which comprises a $5,573 loss relating to the accelerated amortization of unamortized deferred finance costs and a $15,626 loss relating to cash payments for transaction fees and expenses in connection with the 2014 Notes extinguishment.

The 2019 Notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios South American Logistics Inc. and its subsidiaries, Navios Asia and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2019 Notes. The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2019 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of December 31, 2013.
Ship Mortgage Notes

In November 2009, the Company and its wholly owned subsidiary, Navios Maritime Finance (US) Inc. (together, the “Mortgage Notes Co- Issuers”) issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875%  (“the 2017 Notes”). In July 2012, the Mortgage Notes Co- Issuers issued an additional $88,000 of the ship mortgage notes at par value. On November 29, 2013, Navios Holdings completed the sale of $650,000 of its 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”). The 2022 Notes are guaranteed by all of the Company's subsidiaries that guarantee the 2019 Notes. The net proceeds of the offering of the 2022 Notes have been used: (i) to repay in full the $488,000 of the 2017 Notes; and (ii) to repay in full indebtedness of $123,257 relating to six vessels added as collateral under the 2022 Notes. The remainder has been used for general corporate purposes. The effect of this transaction was the recognition of a $37,136 loss in the statement of income under “Loss on bond and debt extinguishment”, which comprises a $12,142 loss relating to the accelerated amortization of unamortized deferred finance costs and a $24,994 loss relating to cash payments for transaction fees and expenses in connection with the 2017 Notes extinguishment  .

The 2022 Notes are senior obligations of Navios Holdings and Navios Maritime Finance II (US) Inc. (the “2022 Co-Issuers” ) and are secured  by first priority ship mortgages on 23 drybulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights (the “Collateral”). The 2022 Notes are fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time (i) before January 15, 2017, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.

Furthermore, upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the notes at 101% of their face amount.  The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2022 Co-Issuers were in compliance with the covenants as of December 31, 2013.

Loan Facilities

The majority of the Company's senior secured credit facilities include maintenance covenants, including loan-to-value ratio covenants, based on either charter-adjusted valuations, or charter-free valuations. As of December 31, 2013, the Company and its subsidiaries were in compliance with all of the covenants under each of its credit facilities outlined below.

HSH/Commerzbank Facility: In February 2007, Navios Holdings entered into a secured loan facility with HSH Nordbank and Commerzbank AG maturing on October 31, 2014. The facility was initially composed of a $280,000 term loan facility and a $120,000 reducing revolving facility and it has been amended and repaid as certain vessels have been sold.

The interest rate of the loan facility was based on a margin ranging from 115 basis points to 175 basis points depending on the specified security value.

On November 29, 2013, the Company repaid the loan and revolving credit facility in full using a portion of the proceeds of the 2022 Notes issued in November 2013. As of December 31, 2013, no amount was available under these facilities.
Credit Agricole (formerly Emporiki) Facilities: In December 2012, the Emporiki Bank of Greece facilities were transferred to Credit Agricole Corporate and Investment Bank.
In December 2007, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $154,000 in order to partially finance the construction of two Capesize bulk carriers.
The interest rate of the amended facility was based on a margin of 175 basis points. On November 29, 2013, the Company repaid in full the loan using a portion of the proceeds of the 2022 Notes issued in November 2013.
In August 2009, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $75,000 to partially finance the acquisition costs of two Capesize vessels. The loan bears interest at a rate of LIBOR plus 175 basis points. On November 29, 2013, the Company repaid the loan in full using a portion of the proceeds of the 2022 Notes issued in November 2013.
In September 2010, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier. As of December 31, 2013, the outstanding amount under the loan facility was repayable in 15 semi-annual equal installments of $1,206 with a final balloon payment of $8,022 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2013, the outstanding amount under this facility was $26,112.

In August 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2013, the facility is repayable in 17 semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2013, the outstanding amount under this facility was $18,841.
In December 2011, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2013, the outstanding amount under the loan facility was repayable in 17 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2013, the outstanding amount under this facility was $19,350.
On December 20, 2013, Navios Asia entered into a facility with Credit Agricole Corporate and Investment Bank for an amount of up to $22,500 in two tranches of $11,250 each, in order to finance the acquisition of the N Amalthia, which was delivered in October 2013, and the N Bonanza which was delivered in January 2014. The two tranches bear interest at a rate of LIBOR plus 300 basis points. As of December 31, 2013, Navios Asia had drawn $11,250. Each tranche is repayable in ten equal semi-annual instalments of $563, with a final balloon payment of $5,625 on the last repayment date. The loan facility requires compliance with certain financial covenants.  As of December 31, 2013, the outstanding amount of the loan was $11,250.

DNB Facilities: In June 2008, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $133,000 in order to partially finance the construction of two Capesize bulk carriers. The interest rate of the amended facility was based on a margin of 225 basis points. On July 10, 2012, the Company repaid in full the loan using a portion of the proceeds of the ship mortgage notes issued in July 2012 and cash on hand.

In August 2010, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier. The loan bears interest at a rate of LIBOR plus 275 basis points. On November 29, 2013, the Company repaid the loan in full using a portion of the proceeds of the 2022 Notes issued in November 2013.

Dekabank Facility: In February 2009 (amended and restated in May 2009), Navios Holdings entered into a facility of up to $120,000 with Dekabank Deutsche Girozentrale to finance the acquisition of two Capesize vessels. The interest rate of the facility was based on a margin of 190 basis points. On June 15, 2012, the Company sold the Navios Buena Ventura and fully repaid the outstanding balance associated with the vessel. On July 9, 2012, the Company repaid in full the loan using a portion of the proceeds of the ship mortgage notes issued in July 2012 and cash on hand.

Commerzbank Facility: In June 2009, Navios Holdings entered into a facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. As of December 31, 2013, the third tranche of the facility is repayable in 22 quarterly installments of $882, with a final balloon payment of $13,814 on the last payment date; and the fourth tranche of the facility is repayable in 28 quarterly installments of $835, with a final balloon payment of $9,488 on the last payment date. The loan bears interest at a rate based on a margin of 225 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2013, the outstanding amount was $66,086.

DVB Bank SE Facilities: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches: (i) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a handysize vessel; and (ii) the second tranche is for an amount of up to $16,000 to refinance the Navios Astra loan facility with Cyprus Popular Bank Public Co. Ltd. The two tranches bear interest at a rate of LIBOR plus 285 basis points and 360 basis points, respectively. As of December 31, 2013, Navios Holdings had drawn $26,000 under the first tranche and $14,950 under the second tranche. As of December 31, 2013, the first tranche is repayable in 25 quarterly installments of $362, with a final balloon payment of $14,412 on the last repayment date and the second tranche is repayable in 26 quarterly installments of $269, with a final balloon payment of $6,344 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2013, the total outstanding amount was $36,801.

In September 2013, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $40,000 in order to finance the acquisition of four Panamax vessels, delivered in August and September 2013. The facility bears interest at a rate of LIBOR plus 325 basis points. As of December 31, 2013, Navios Holdings had drawn the entire available amount under the facility. As of December 31, 2013, the facility is repayable in seven quarterly installments of $875, followed by 12 quarterly installments of $1,000, with a final balloon payment of $21,000 payable on the last repayment date.

Unsecured Bond: In July 2009, Navios Holdings issued a $20,000 unsecured bond due in July 2012 as a partial payment for the acquisition price of a Capesize vessel. Interest accrued on the principal amount of the unsecured bond at the rate of 6% per annum. All accrued interest (which was not compounded) would have been first due and payable in July 2012, which was the maturity date. The outstanding amount was repaid in full on July 24, 2012 in accordance with its terms.

Amounts drawn under the facilities are secured by first priority mortgages on Navios Holdings' vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with a number of financial covenants including debt coverage ratios and minimum liquidity, and compliance with the covenants contained in the indentures governing the 2019 Notes and the 2022 Notes. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together own less than 20% of the outstanding share capital of Navios Holdings.

Navios Logistics loans

Logistics Senior Notes

In April 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together, the “Logistics Co-Issuers”) issued $200,000 in senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Existing Logistics Senior Notes”). In March 2013, the Logistics Co-Issuers issued an additional $90,000 of the senior notes due on April 15, 2019 (the “Additional Logistics Senior Notes”, together with the Existing Logistics Senior Notes, the “Logistics Senior Notes”) at a premium, with a price of 103.750%. The terms of the Additional Logistics Senior Notes issued in March 2013 are identical to the $200,000 Existing Logistics Senior Notes that were issued in April 2011.
The Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by Navios Logistics and all of Navios Logistics' direct and indirect subsidiaries, except for Logistics Finance and Horamar do Brazil. The subsidiary guarantees are “full and unconditional”, as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption.

In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.
The Logistics Co-Issuers were in compliance with the covenants as of December 31, 2013.
See also Note 27 for Navios Logistics 7.25% senior notes due 2022.
Non-Wholly Owned Subsidiaries' Indebtedness

On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such  joint ventures.

Other Indebtedness

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed an $817 loan facility that was entered into by Hidronave S.A. in 2001 in order to finance the construction of a pushboat (Nazira). As of December 31, 2013, the outstanding loan balance was $528. The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021. The loan also requires compliance with certain covenants.

The annual weighted average interest rates of the Company's total borrowings were 7.75% and 7.32% for the year ended December 31, 2013 and 2012, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2013, based on the repayment schedules of the respective loan facilities (as described above) and the outstanding amount due under the debt securities.
Year	Amount in thousands of USD
2014	$ 19,261
2015	19,386
2016	19,761
2017	19,761
2018	45,386
2019 and thereafter	1,384,538
Total	$ 1,508,093